Consolidated Statements of Shareholders' Equity and Mezzanine Equity - USD ($) $ in Thousands	Total	Common Stock	Preferred Stock	AOCI	Retained Earnings	Treasury Stock	NCI
Beginning balance, Common Stock (in shares) at Jun. 30, 2022		120,923,000
Beginning balance at Jun. 30, 2022	$ 3,616,475	$ 2,064,552	$ 445,319	$ (2,167)	$ 1,348,125	$ (239,354)	$ 0
Beginning balance, Preferred Stock (in shares) at Jun. 30, 2022			2,300,000
Beginning balance, Treasury Stock (in shares) at Jun. 30, 2022						(13,973,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based and deferred compensation activities (in shares)		4,029,000				1,164,000
Share-based and deferred compensation activities	117,361	$ 171,128				$ (53,767)
Coherent acquisition (in shares)		22,588,000
Coherent acquisition	1,207,591	$ 1,207,591
Convertible debt and conversion of Series A preferred stock (in shares)		7,181,000
Convertible debt and conversion of Series A preferred stock	337,940	$ 337,940
Net earnings (loss)	(259,458)				(259,458)
Foreign currency translation adjustments	87,927			87,927
Change in fair value of interest rate instruments, net of taxes	30,071			30,071
Pension adjustment, net of taxes	(6,105)			(6,105)
Dividends	(144,251)				(144,251)
Ending balance, Common Stock, (in shares) at Jun. 30, 2023		154,721,000
Ending balance at Jun. 30, 2023	$ 4,987,551	$ 3,781,211	$ 445,319	109,726	944,416	$ (293,121)	0
Ending balance, Preferred Stock (in shares) at Jun. 30, 2023			2,300,000
Ending balance, Treasury Stock (in shares) at Jun. 30, 2023						(15,137,000)
Beginning balance (in shares) at Jun. 30, 2022	75,000
Beginning balance at Jun. 30, 2022	$ 766,803
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series B shares (in shares)	140,000
Issuance of Series B shares	$ 1,358,000
Dividends	$ 116,612
Ending balance (in shares) at Jun. 30, 2023	215,000
Ending balance at Jun. 30, 2023	$ 2,241,415
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based and deferred compensation activities (in shares)		3,447,000				492,000
Share-based and deferred compensation activities	144,799	$ 166,800				$ (22,001)
Coherent acquisition	0
Convertible debt and conversion of Series A preferred stock (in shares)		10,240,000	2,300,000
Convertible debt and conversion of Series A preferred stock		$ 445,319	$ (445,319)
Net earnings (loss)	(158,764)				(156,154)		(2,610)
Foreign currency translation adjustments	(81,889)			(82,318)			429
Change in fair value of interest rate instruments, net of taxes	(20,196)			(20,196)
Pension adjustment, net of taxes	(7,443)			(7,443)
Dividends	(123,322)				(123,322)
Sale of noncontrolling interests, net of issuance costs and taxes	840,771	$ 464,327		2,871			373,573
Ending balance, Common Stock, (in shares) at Jun. 30, 2024		168,408,000
Ending balance at Jun. 30, 2024	$ 5,581,507	$ 4,857,657	$ 0	2,640	664,940	$ (315,122)	371,392
Ending balance, Preferred Stock (in shares) at Jun. 30, 2024			0
Ending balance, Treasury Stock (in shares) at Jun. 30, 2024	(15,626,740)					(15,629,000)
Increase (Decrease) in Temporary Equity [Roll Forward]
Dividends	$ 123,357
Ending balance (in shares) at Jun. 30, 2024	215,000
Ending balance at Jun. 30, 2024	$ 2,364,772
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based and deferred compensation activities (in shares)		3,441,000				665,000
Share-based and deferred compensation activities	146,261	$ 199,204				$ (52,943)
Net earnings (loss)	30,057				49,364		(19,307)
Foreign currency translation adjustments	409,069			407,646			1,423
Change in fair value of interest rate instruments, net of taxes	(31,898)			(31,898)
Pension adjustment, net of taxes	(6,351)			(6,351)
Dividends	(129,930)				(129,930)
Change in deferred tax basis for noncontrolling interests	(693)	$ (693)
Ending balance, Common Stock, (in shares) at Jun. 30, 2025		171,849,000
Ending balance at Jun. 30, 2025	$ 5,998,022	$ 5,056,168	$ 0	$ 372,037	$ 584,374	$ (368,065)	$ 353,508
Ending balance, Preferred Stock (in shares) at Jun. 30, 2025			0
Ending balance, Treasury Stock (in shares) at Jun. 30, 2025	(16,294,119)					(16,294,000)
Increase (Decrease) in Temporary Equity [Roll Forward]
Dividends	$ 118,489
Ending balance (in shares) at Jun. 30, 2025	215,000
Ending balance at Jun. 30, 2025	$ 2,483,261